May 2, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:     Variable Annuity Account A (EliteDesigns)
File Nos.:  333-142084 and 811-21104

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Infor-mation for Variable Annuity Account A does not differ from that contained in Post-Effective Amendment No. 16 under the Securities Act of 1933 and Post-Effective Amendment No. 31 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 28, 2017.

If you have any questions concerning this filing, please contact me at (785) 438‑3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary